Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE E – FAIR VALUE MEASUREMENTS

FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the instrument’s fair value measurement. The three levels within the fair value hierarchy are described as follows:

Level 1 – Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.

As of December 31, 2025 and 2024, the Plan held no investments outside of its interest held in the Master Trust. The following table sets forth by level, within the fair value hierarchy, the Master Trust’s investment assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Ashland Common Stock Fund
Money Market Fund	$252	$—	$—	$252
Ashland Inc. Common Stock	28,860	—	—	28,860
Shares of Registered Investment Companies	171,539	—	—	171,539
Stable Value Fund Money Market Fund	3,577	—	—	3,577
Total assets in the fair value hierarchy	204,228	—	—	204,228
Common/Collective Trusts (a)	—	—	—	1,164,998
Investments at fair value	$204,228	$—	$—	$1,369,226

(a)
Common/Collective Trusts are measured at fair value using the net asset value per share or its equivalent as a practical expedient and are therefore not required to be classified in the fair value hierarchy.

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s investment assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Ashland Common Stock Fund
Money Market Fund	$397	$—	$—	$397
Ashland Inc. Common Stock	38,372	—	—	38,372
Shares of Registered Investment Companies	162,677	—	—	162,677
Stable Value Fund Money Market Fund	1,793	—	—	1,793
Total assets in the fair value hierarchy	203,239	—	—	203,239
Common/Collective Trusts (a)	—	—	—	1,099,829
Investments at fair value	$203,239	$—	$—	$1,303,068

(a)
Common/Collective Trusts are measured at fair value using the net asset value per share or its equivalent as a practical expedient and are therefore not required to be classified in the fair value hierarchy.

Following is a description of the valuation methodologies used for assets measured at fair value as of December 31, 2025 and 2024.

Money Market Funds, Shares of Registered Investment Companies, Ashland Inc. Common Stock – Valued at the quoted market price of shares held by the Plan at year-end.

Common/Collective Trusts (CCT) – Valued using a Net Asset Value (NAV). The NAV of a CCT is based on the market values of the underlying securities. The beneficial interest of each investor is represented in units. Units are issued and redeemed daily at the fund's closing NAV.

Investments Measured Using Net Asset Value per Share Practical Expedient – The following table sets forth the investments valued at NAV as of December 31, 2025:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Common/Collective Trusts	$1,164,998	None	Daily	None	None

The following table sets forth the investments valued at NAV as of December 31, 2024:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Common/Collective Trusts	$1,099,829	None	Daily	None	None